Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepayments	$ 54	$ 6	$ 212
Other current assets	94	104	325
Prepaid expenses and other current assets	$ 148	$ 110	$ 537